Consolidated Statements Of Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Of Stockholders Equity [Abstract]
Common stock, dividends, per share, declared	$ 0.25	$ 0.25